Warrants Presented at Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 01, 2021
Warrants Presented at Fair Value (Details) [Line Items]
Fair value current liabilites	$ 17,296	$ 7,343,894
Fair value non current liabilites	$ 89,679	$ 1,364,106
Exercise price (in Dollars per share)		$ 0.01	$ 0.17
Maximum [Member]
Warrants Presented at Fair Value (Details) [Line Items]
Exercise price (in Dollars per share)		$ 0.17
Registration Statement [Member]
Warrants Presented at Fair Value (Details) [Line Items]
Warrants term		2 years